SHAREHOLDERS' EQUITY - Cumulative Share-based Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Recognized non-cash share-based compensation expense	$ 29,807
Unrecognized cash share-based compensation expense	20,560
Fair value	50,367
Performance Shares
Share-Based Compensation
Recognized non-cash share-based compensation expense	17,042
Unrecognized cash share-based compensation expense	15,131
Fair value	$ 32,173
Weighted-average remaining contractual term (years)	1 year 9 months 18 days
Restricted Stock Units (RSUs)
Share-Based Compensation
Recognized non-cash share-based compensation expense	$ 12,765
Unrecognized cash share-based compensation expense	5,429
Fair value	$ 18,194
Weighted-average remaining contractual term (years)	1 year 4 months 24 days